STOCKHOLDERS' EQUITY (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
STOCKHOLDERS' EQUITY [Abstract]
Summary of Options Granted
The following table summarizes the (i) non-vested options granted, (ii) vested options granted and (iii) forfeited options granted for the Company’s directors and officers and employees of the Manager as of March 31, 2021 and December 31, 2020:

	As of March 31, 2021	As of December 31, 2020
Non-vested	183,114	142,814
Vested	1,449,518	800,618
Forfeited	(16,534)	(16,534)
Balance	1,616,098	926,898

The following table summarizes the (i) non-vested options granted, (ii) vested options granted and (iii) forfeited options granted for the Company’s directors and officers and employees of the Manager as of December 31, 2020:

Restricted Stock Options Granted
Non-vested	142,814
Vested	800,618
Forfeited	(16,534)
Balance at December 31, 2020	926,898